Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 63,232,300
Previously Paid Amount	0.00
Total Fee Amount	8,732.38
Total Offset Amount	0.00
Net Fee	8,732.38
Narrative - Max Aggregate Offering Price	$ 63,232,300
Final Prospectus	true